Other Operational Gain (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Other Operational Gain [Line Items]
Other operational gain	$ 1,647	$ 140
Several commercial claims
Other Operational Gain [Line Items]
Other operational gain	1,250
Hull and Machinery Claim
Other Operational Gain [Line Items]
Other operational gain	$ 397